UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.
615 S. Dupont Hwy.
Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

2041 W. 141st Terrace

Suite 119

Leawood, KS 66224

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 1/31

Date of reporting period: 07/31/2012

Item 1. Reports to Stockholders.

Golub Group Equity Fund

Semi-Annual Report

July 31, 2012

Fund Adviser:

Golub Group, LLC

1850 Gateway Drive, Suite 600

San Mateo, CA 94404

Toll Free (866) 954-6682

TO OUR FELLOW SHAREHOLDERS:

The Golub Group Equity Fund celebrated its third anniversary since inception on April 1, 2012, and we are pleased to report that the fund has returned 63.86% cumulatively since inception through July 31, 2012. In comparison, our benchmark, the S&P 500 Index gained 82.3% during the same period. For the six month period ending July 31, 2012, the fund has returned 5.29% as compared to a 6.24% return for the S&P 500 Index.

Investing successfully requires much more than taking cues from the daily news flow, which has been decidedly negative in recent months. Our headlines are dominated by the problems in the European financial system. These issues are real and meaningful to all investors, and will prove to be a challenge for the nations that comprise the European Union. Periodic pronouncements signaling cooperation among the 17 constituent nations are steps forward, but talk is easy; execution is difficult. While these are issues that won’t go away quickly, we believe that the problems in Europe will largely be contained within Europe, and that U.S. financial system would not be in peril even under worst-case scenarios for Europe. The largest U.S. financial institutions have raised their equity capital bases from 5.6% of total assets in 2007, up to 9.5% of total assets in 2011 (through capital infusions, retention of earnings and sale of unwanted assets), even while improving the overall quality of assets they hold. Direct exposures to European sovereigns and their financial institutions have been minimized, and regulators have planted themselves permanently in bank headquarters to keep a watchful eye on potential risks.

Despite our feelings of relative confidence with respect to both our economy and portfolio holdings, we nevertheless remain somewhat defensive. Our securities markets will react to events in Europe, even if the real economic linkages are weak. Our job is to be mindful of the changes in Europe as they occur, and to make adjustments as we deem appropriate. We believe our value-based approach, which focuses on investing in world-class businesses with an eye to long-term results, will serve us well over the coming period of uncertainty.

One does not have to make sense of every nuance of the daily commentary to invest productively. But a long-term orientation is critical. The short-term results of an investment in equities will in large part be determined by the direction of the markets. This is something we have no control over, and therefore we must accept that from day-to-day and week-to-week, our results (your results) will move around in ways that cannot be predicted by us. On the other hand, we are convinced that over the longer term, equity markets will trend higher. We draw this conclusion from a couple of simple factors: (1) equities are cheap on an historic basis in terms of price relative to current and expected future earnings and cash flows; (2) the global nature of business, particularly as practiced by US-based multinational companies, gives us confidence that earnings will continue to rise as new markets and sources of demand are tapped; and (3) with global interest rates so low, there are fewer sensible alternatives to equities today.

Issues closer to home: Our clients have asked us about the impact of (1) the upcoming presidential election and (2) the anticipated tax rate changes. On the first question, we frankly don’t think it will make a material difference who takes power in November. The big issues of the day—debt, deficits, taxes, entitlements, economic growth—require generally similar solutions regardless who is pulling the levers. On taxes, the impact of 2013 rate changes, as built into the law today, are substantial for single payers with more than $200,000 and married payers with more than $250,000 of adjusted gross income (“AGI”), and particularly hard on those with a large proportion of that income provided from investment sources. Further, the law also targets estate taxes punitively. For all others, the actual changes in tax liability are modest. Unless the law is changed, dividends will be taxed as ordinary income, and long term capital gains will be taxed at a slightly higher rate (20% Federal, up from 15%). These tax changes will impact your net returns, but we do not see any good way to work around the change. Even at higher rates, we believe dividend paying stocks represent good value, so taxes will not be the determining factor when setting our investment strategy.

In closing, we appreciate your confidence in us.

Sincerely,

The Golub Group

Investment Results – (Unaudited)

Total Returns* (For the period ended July 31, 2012)
			Average Annual
	Six Months	1 Year	3 Year	Since Inception (April 1, 2009)
Golub Group Equity Fund	5.29%	10.42%	11.31%	15.96%
S&P 500(R) Index**	6.24%	9.11%	14.12%	18.71%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated May 30, 2012 were 1.76% of average daily net assets (1.26% after fee waivers/expense reimbursements by the Adviser.) The Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund until May 31, 2013, so that Total Annual Fund Operating Expenses do not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-954-6682.

*   Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

2

The chart above assumes an initial investment of $10,000 made on April 1, 2009 (commencement of Fund operations) and held through July 31, 2012. The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-866-954-6682. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

3

Fund Holdings – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Golub Group Equity Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from February 1, 2012 to July 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Golub Group Equity Fund	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During the Period Ended July 31, 2012
Actual*	$1,000.00	$1,052.86	$6.38
Hypothetical**	$1,000.00	$1,018.71	$6.28

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/366.
**	Assumes a 5% return before expenses.

5

Golub Group Equity Fund

Schedule of Investments

July 31, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks - 93.15%
Air Courier Services - 1.98%
FedEx Corp.	6,075	$548,573

Aircraft Engines & Engine Parts - 1.35%
United Technologies Corp.	5,050	375,922

Beverages - 4.89%
Diageo plc (b)(d)	4,225	451,653
PepsiCo, Inc.	12,450	905,489

		1,357,142

Brewery - 3.25%
Anheuser-Busch InBev NV (b)	11,375	901,127

Computer Communications Equipment - 3.12%
Cisco Systems, Inc.	54,325	866,484

Crude Petroleum & Natural Gas - 0.74%
Devon Energy Corp.	3,450	203,964

Electromedical & Electrotherapeutic Apparatus - 3.56%
Medtronic, Inc.	25,075	988,456

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.96%
General Electric Co.	52,975	1,099,231

Electronic Computers - 1.74%
Apple, Inc.	790	482,500

Fire, Marine & Casualty Insurance - 5.14%
Berkshire Hathaway, Inc. - Class B (a)	16,825	1,427,433

Investment Advice - 2.70%
Franklin Resources, Inc.	6,525	750,049

Medical - Generic Drugs - 3.24%
Teva Pharmaceutical Industries, Ltd. (b)	22,025	900,602

Motor Vehicles & Passenger Car Bodies - 2.50%
General Motors Co. (a)	35,250	694,778

National Commercial Banks - 1.88%
Citigroup, Inc.	19,250	522,253

Petroleum Refining - 8.55%
Chevron Corp.	7,375	808,152
ConocoPhillips	10,900	593,396
Exxon Mobil Corp.	11,200	972,720

		2,374,268

Pharmaceutical Preparations - 6.32%
Abbott Laboratories	13,400	888,554
Johnson & Johnson	12,500	865,250

		1,753,804

Retail - Lumber & Other Building Materials Dealers - 5.11%
Home Depot, Inc./The	10,900	568,762
Lowe's Companies, Inc.	33,450	848,626

		1,417,388

See accompanying notes which are an integral part of these financial statements.

6

Golub Group Equity Fund

Schedule of Investments - continued

July 31, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks - 93.15% - continued
Security Brokers, Dealers & Flotation Companies - 1.44%
Charles Schwab Corp./The	31,700	$400,371

Semiconductors & Related Devices - 1.81%
Intel Corp.	19,525	501,793

Services - Computer Processing & Data Preparation - 2.99%
Fiserv, Inc. (a)	11,825	829,287

Services - Computer Programming, Data Processing, Etc. - 3.02%
Google Inc. - Class A (a)	1,325	838,685

Services - Engineering, Accounting, Research, Management - 3.01%
Paychex, Inc.	25,550	835,229

Services - Prepackaged Software - 3.74%
Microsoft Corp.	35,200	1,037,344

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.56%
Procter & Gamble Co./The	6,725	434,031

State Commercial Banks - 2.86%
Bank of New York Mellon Corp./The	37,275	793,212

Super-Regional Banks-US - 6.55%
U.S. Bancorp	25,875	866,813
Wells Fargo & Co.	28,175	952,597

		1,819,410

Surgical & Medical Instruments & Apparatus - 1.65%
Becton, Dickinson and Co.	6,050	458,046

Telephone Communications (No Radio Telephone) - 3.09%
China Mobile Ltd. (b)	14,775	858,723

Trucking & Courier Services (No Air) - 1.40%
United Parcel Service, Inc. - Class B	5,123	387,350

TOTAL COMMON STOCKS (Cost $22,718,744)		25,857,455

Money Market Securities - 6.70%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.22% (c)	1,861,083	$1,861,083

TOTAL MONEY MARKET SECURITIES (Cost $1,861,083)		1,861,083

TOTAL INVESTMENTS (Cost $24,579,827) - 99.85%		$27,718,538

Other assets less liabilities - 0.15%		41,230

TOTAL NET ASSETS - 100.00%		$27,759,768

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	Variable rate security; the rate shown represents the 7-day yield at July 31, 2012.
(d)	Public Limited Company.

See accompanying notes which are an integral part of these financial statements.

7

Golub Group Equity Fund

Statement of Assets and Liabilities

July 31, 2012

(Unaudited)

Assets
Investments in securities, at fair value (cost $24,579,827)	$27,718,538
Dividends receivable	36,181
Receivable from capital stock sold	36,051
Interest receivable	281
Receivable for tax reclaim	203
Prepaid expenses	2,845

Total assets	27,794,099

Liabilities
Payable to Adviser (a)	15,041
Payable to administrator, fund accountant, and transfer agent (a)	7,061
Payable to custodian (a)	667
Payable to trustees	646
Other accrued expenses	10,916

Total liabilities	34,331

Net Assets	$27,759,768

Net Assets consist of:
Paid in capital	$24,308,169
Undistributed net investment income	137,156
Accumulated net realized loss on investments	175,732
Net unrealized appreciation on investments	3,138,711

Net Assets	$27,759,768

Apple, Inc. Shares outstanding (unlimited number of shares authorized; no par value)	1,883,288

Net Asset Value, offering and redemption price per share	$14.74

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

8

Golub Group Equity Fund

Statement of Operations

Period ended July 31, 2012

(Unaudited)

Investment Income
Dividend income (net of foreign withholding tax of $8,864)	$291,232
Interest income	1,348

Total Investment Income	292,580

Expenses
Investment Adviser fee (a)	130,818
Transfer agent expenses (a)	18,051
Administration expenses (a)	17,409
Fund accounting expenses (a)	12,432
Legal expenses	8,542
Audit expenses	7,347
Custodian expenses (a)	3,567
Trustee expenses	3,032
Printing expenses	2,347
Registration expenses	2,083
Insurance expenses	1,818
Miscellaneous expenses	1,148
Pricing expenses	689
24f-2 fees	156

Total Expenses	209,439
Fees waived and expenses reimbursed by Adviser (a)	(45,782)

Net operating expenses	163,657

Net Investment Income	128,923

Realized & Unrealized Gain (Loss) on Investments
Net realized gain on investment securities	388,161
Change in unrealized appreciation on investment securities	779,660

Net increase in net assets resulting from operations	1,167,821

$1,296,744

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

9

Golub Group Equity Fund

Statements of Changes In Net Assets

	For the Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$128,923	$220,887
Net realized gain on investment securities	388,161	697,262
Change in unrealized appreciation (depreciation) on investment securities	779,660	(291,148)

Net increase in net assets resulting from operations	1,296,744	627,001

Distributions
From net investment income	—	(212,526)
From net realized gains	—	(1,261,149)

Total distributions	—	(1,473,675)

Capital Share Transactions
Proceeds from shares sold	4,118,597	7,225,438
Reinvestment of distributions	—	1,473,675
Amount paid for shares redeemed	(1,601,989)	(3,480,419)

Net increase in net assets resulting from capital share transactions	2,516,608	5,218,694

Total Increase in Net Assets	3,813,352	4,372,020

Net Assets
Beginning of period	23,946,416	19,574,396

End of period	$27,759,768	$23,946,416

Undistributed net investment income included in net assets at end of period	$137,156	$8,233

Capital Share Transactions
Shares sold	281,940	508,241
Shares issued in reinvestment of distributions	—	109,812
Shares redeemed	(109,656)	(249,482)

Net increase from capital share transactions	172,284	368,571

See accompanying notes which are an integral part of these financial statements.

10

Golub Group Equity Fund

Financial Highlights

(For a share outstanding during the period)

	For the Six Months Ended July 31, 2012 (Unaudited)		For the Year Ended January 31, 2012	For the Year Ended January 31, 2011	For the Period Ended January 31, 2010 (a)
Selected Per Share Data:
Net asset value, beginning of period	$14.00		$14.58	$12.85	$10.00

Income from investment operations:
Net investment income	0.07		0.15 (b)	0.11 (b)	0.11	(b)
Net realized and unrealized gain on investments	0.67		0.20	2.09	2.83

Total income from investment operations	0.74		0.35	2.20	2.94

Less distributions to shareholders:
From net investment income	—		(0.14)	(0.09)	(0.09)
From net realized gains	—		(0.79)	(0.38)	—	(c)

Total distributions	—		(0.93)	(0.47)	(0.09)

Net asset value, end of period	$14.74		$14.00	$14.58	$12.85

Total Return (d)	5.29	% (e)	2.65%	17.20%	29.37	% (e)
Ratios and Supplemental Data:
Net assets, end of period (000)	$27,760		$23,946	$19,574	$9,390
Ratio of expenses to average net assets	1.25	% (f)	1.25%	1.25%	1.25	% (f)
Ratio of expenses to average net assets before waiver and reimbursement by Adviser	1.60	% (f)	1.75%	2.21%	3.45	% (f)
Ratio of net investment income (loss) to average net assets	0.98	% (f)	1.03%	0.82%	1.07	% (f)
Ratio of net investment income (loss) to Apple, Inc.	0.63	% (f)	0.53%	(0.14)%	(1.13	)% (f)
Portfolio turnover rate	6.64	% (e)	27.33%	23.15%	8.58	% (e)

(a)	For the period April 1, 2009 (Commencement of Operations) to January 31, 2010.
(b)	Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(c)	Distributions to shareholders resulted in less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

11

Golub Group Equity Fund

Notes to the Financial Statements

July 31, 2012

(Unaudited)

NOTE 1.    ORGANIZATION

The Golub Group Equity Fund (the “Fund”) was organized as an open-end diversified series of the Valued Advisers Trust (the “Trust”) on April 1, 2009. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Golub Group, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

NOTE 2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended July 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions—The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. There were no such reclassifications for the period ended July 31, 2012.

12

Golub Group Equity Fund

Notes to the Financial Statements – continued

July 31, 2012

(Unaudited)

NOTE 3.    SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

13

Golub Group Equity Fund

Notes to the Financial Statements – continued

July 31, 2012

(Unaudited)

NOTE 3.    SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Fixed income securities that are valued using market quotations in an active market will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued at amortized cost, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$25,857,455	$—	$—	$25,857,455
Money Market Securities	1,861,083	—	—	1,861,083
Total	$27,718,538	$—	$—	$27,718,538

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended July 31, 2012, the Funds had no transfers between any Levels. The Funds did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

14

Golub Group Equity Fund

Notes to the Financial Statements – continued

July 31, 2012

(Unaudited)

NOTE 4.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its management services, the Golub Group Equity Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the period ended July 31, 2012, the Adviser earned a fee of $130,818 from the Fund before the reimbursement described below. At July 31, 2012, the Fund owed the Adviser $15,041.

The Adviser has contractually agreed to waive or limit its fee and reimburse certain Fund operating expenses, until May 31, 2012, so that the ratio of total annual operating expenses do not exceed 1.25%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. For the period ended July 31, 2012, the Adviser waived fees of $45,782.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at January 31, 2012 are as follows:

Amount	January 31,
$118,845	2013
$129,687	2014
$107,613	2015

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended July 31, 2012, HASI earned fees of $17,409 for administrative services provided to the Fund. At July 31, 2012, HASI was owed $2,827 from the Fund for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the period ended July 31, 2012, the Custodian earned fees of $3,567 for custody services provided to the Fund. At July 31, 2012, the Custodian was owed $667 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended July 31, 2012, HASI earned fees of $18,051 for transfer agent services to the Fund. At July 31, 2012, the Fund owed HASI $2,219 for transfer agent services.

For the period ended July 31, 2012, HASI earned fees of $12,432 from the Fund for fund accounting services. At July 31, 2012, HASI was owed $2,015 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the

15

Golub Group Equity Fund

Notes to the Financial Statements – continued

July 31, 2012

(Unaudited)

NOTE 4.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not active and will not be activated prior to May 31, 2013.

Unified Financial Securities, Inc. acts as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the period ended July 31, 2012. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 5.    INVESTMENTS

For the period ended July 31, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Amount
U.S. Government Obligations	$—
Other	3,626,726
Sales
U.S. Government Obligations	$—
Other	1,672,349

At July 31, 2012, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$3,838,326
Gross (Depreciation)	(699,615)

Net Appreciation (Depreciation) on Investments	$3,138,711

At July 31, 2012, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $24,579,827 for the Fund.

NOTE 6.    ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7.    BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At July 31, 2012, Charles Schwab owned, as record shareholder, 96.57% of the outstanding shares of the Golub Group Equity Fund. The Trust does not know whether Charles Schwab or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Golub Group Equity Fund.

16

Golub Group Equity Fund

Notes to the Financial Statements – continued

July 31, 2012

(Unaudited)

NOTE 8.    DISTRIBUTIONS TO SHAREHOLDERS

The Fund made no distributions during the period ended July 31, 2012.

The tax characterization of distributions for the fiscal periods ended January 31, 2012 and January 31, 2011, were as follows:

	2012	2011
Distributions paid from:
Ordinary Income*	$470,799	$359,056
Long-term Capital Gain	1,002,875	216,920

	$1,473,674	$575,976

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	8,233
Accumulated capital and other losses	(212,429)
Unrealized appreciation (depreciation)	2,359,051

$2,154,855

At January 31, 2012, there were no differences between book basis and tax basis unrealized appreciation (depreciation). However, there was a tax deferral of losses on post-October losses in the amount of $212,429.

NOTE 9.    COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

17

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (866) 954-6682 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

William J. Murphy, Principal Financial Officer and Treasurer

Heather A. Bonds, Secretary

INVESTMENT ADVISER

Golub Group, LLC

1850 Gateway Drive, Suite 600

San Mateo, CA 94404

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

SEMI-ANNUAL REPORT

July 31, 2012

Angel Oak Multi-Strategy Income Fund

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 1080

Atlanta, GA 30305

(888) 685-2915

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Results – (Unaudited)

Total Returns*

(for the periods ended July 31, 2012)

			Average Annual Returns
	Six Months	One Year	Since Inception (June 28, 2011)
Angel Oak Multi-Strategy Income Fund, Class A without load	11.31%	14.52%	19.30%
Angel Oak Multi-Strategy Income Fund, Class A with load	4.92%	7.89%	13.01%
Barclays Capital U.S. Aggregate Bond Index**	2.88%	7.25%	7.54%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated July 11, 2012, were 3.42% of average daily net assets (1.99% after fee waivers/expense reimbursements by the Adviser). The Adviser contractually has agreed to waive or limit its fees and assume other expenses of the Fund until August 31, 2013, so that total annual fund operating expenses do not exceed 1.50%. Effective September 1, 2012, the Adviser contractually has agreed to waive or limit its fees and assume other expenses of the Fund until August 31, 2013, so that total annual fund operating expenses do not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”).

Total Returns*

(for the periods ended July 31, 2012)

Since Inception (March 14, 2012)
Angel Oak Multi-Strategy Income Fund, Class C without load	6.16%
Angel Oak Multi-Strategy Income Fund, Class C with load	5.16%
Barclays Capital U.S. Aggregate Bond Index**	3.32%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated July 11, 2012, were estimated to be 4.17% of average daily net assets (2.74% after fee waivers/expense reimbursements by the Adviser). The Adviser contractually has agreed to waive or limit its fees and assume other expenses of the Fund until August 31, 2013, so that total annual fund operating expenses do not exceed 1.50%. Effective September 1, 2012, the Adviser contractually has agreed to waive or limit its fees and assume other expenses of the Fund until August 31, 2013, so that total annual fund operating expenses do not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”).

Investment Results – (Unaudited) (continued)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-625-3042.

The performance above reflects any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would be lower.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A shares, with load, include the maximum 5.75% sales charge. Total returns for Class C shares, with load, assume the deduction of the maximum 1.00% deferred sales charge as if redemption took place on the last business day of the reporting period.

** The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. Individuals cannot invest directly in an Index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-625-3042. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

Investment Results – (Unaudited) (continued)

The chart above assumes an initial investment of $10,000 made on June 28, 2011 (commencement of operations) and held through July 31, 2012. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. Individuals cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-625-3042. You should carefully consider the investment objective, strategies, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

PORTFOLIO HOLDINGS – (Unaudited)

1 As a percentage of total investments.

The investment objective of the Angel Oak Multi-Strategy Income Fund is current income.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from February 1, 2012 to July 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Angel Oak Multi-Strategy Income Fund		Beginning Account Value, February 1, 2012	Ending Account Value, July 31, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,113.10	$9.35	1.78%
	Hypothetical(2)	$1,000.00	$1,016.01	$8.92	1.78%
Class C	Actual*	$1,000.00	$1,061.60	$9.62	2.44%
	Hypothetical(2)	$1,000.00	$1,012.73	$12.21	2.44%

* Information shown reflects values using the expense ratio for the period from March 14, 2012 (date of commencement of operations) to July 31, 2012.

SUMMARY OF FUND’S EXPENSES – (Unaudited) (continued)

(1) Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period beginning February 1, 2012 through July 31, 2012. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2)  Hypothetical assumes 5% annual return before expenses.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

July 31, 2012

(Unaudited)

	Principal Amount	Fair Value

Collateralized Mortgage Obligations – 81.83%
Adjustable Rate Mortgage Trust, Series 2004-1, Class 4A1, 5.463%, 1/25/2035 (a)	$610,217	$612,002
Adjustable Rate Mortgage Trust, Series 2005-8, Class 4A11, 5.224%, 11/25/2035 (a)	646,837	546,542
American Home Mortgage Investment Trust, Series 2005-1, Class 1A3, 0.556%, 6/25/2045 (a)	2,690,851	1,352,921
American Home Mortgage Investment Trust, Series 2005-4, Class 3A1, 0.546%, 11/25/2045 (a)	1,184,987	745,664
Bank of America Alternative Loan Trust, Series 2004-3, Class 2A1, 6.000%, 4/25/2034	1,106,719	1,098,844
Bank of America Mortgage Securities, Inc., Series 2004-I, Class 2A2, 2.743%, 10/25/2034 (a)	548,303	534,018
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 2.747%, 10/25/2035 (a)	455,948	415,167
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 4A1, 5.127%, 10/25/2035 (a)	420,884	397,372
Bank of America Mortgage Securities, Inc., Series 2005-J, Class 2A1, 2.793%, 11/25/2035 (a)	1,805,478	1,438,481
Bank of America Funding Corp., Series 2007-D, Class 3A1, 5.494%, 6/20/2037 (a)	137,026	122,265
Bank United Trust, Series 2005-1, Class 1A1, 0.546%, 9/25/2045 (a)	204,778	121,512
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 5.267%, 3/25/2035 (a)	2,046,144	1,988,997
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 2.250%, 8/25/2035 (a)	232,605	219,041
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A6A, 5.154%, 11/25/2034 (a)	888,660	790,704
Bear Stearns Asset Backed Securities Trust, Series 2004-AC1, Class A2, 1.246%, 3/25/2034 (a)	228,750	207,163
Bear Stearns Asset Backed Securities Trust, Series 2005-AC4, Class A, 5.500%, 7/25/2035	3,427,266	2,919,602
CountryWide Alternative Loan Trust, Series 2004-36CB, Class 2A1, 5.500%, 2/25/2035	240,116	232,843

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2012

(Unaudited)

	Principal Amount	Fair Value

Collateralized Mortgage Obligations – (continued)
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	$2,305,299	$2,043,545
CountryWide Alternative Loan Trust, Series 2005-J5, Class 1A1, 0.546%, 5/25/2035 (a)	577,159	536,917
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.746%, 7/25/2035 (a)	1,877,138	1,451,111
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	2,780,601	2,261,230
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 3A5, 6.000%, 8/25/2035	2,004,277	1,698,732
CountryWide Alternative Loan Trust, Series 2005-46CB, Class A14, 5.500%, 10/25/2035	276,564	230,121
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	4,619,285	3,666,026
CountryWide Home Loans, Series 2003-52, Class A1, 2.669%, 2/19/2034 (a)	93,724	86,343
CountryWide Home Loans, Series 2005-HYB6, Class 4A1B, 4.846%, 10/20/2035 (a)	127,984	101,254
Chase Mortgage Finance Corp., Series 2005-A1, Class 1A1, 5.231%, 12/25/2035 (a)	97,674	94,159
Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1, 5.027%, 12/25/2035 (a)	659,104	579,197
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 4.790%, 9/25/2035 (a)	2,323,780	1,903,580
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A4A, 5.228%, 10/25/2035 (a)	915,936	738,131
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 4.900%, 11/25/2035	1,485,187	1,377,700
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, 2.983%, 10/25/2034 (a)	546,837	516,676
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	2,296,784	2,096,950
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 0.696%, 6/25/2035 (a)	3,260,627	2,641,551

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2012

(Unaudited)

	Principal Amount	Fair Value

Collateralized Mortgage Obligations – (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA5, Class 3A1, 5.500%, 8/25/2035	$285,530	$241,595
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	6,294	5,197
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 4.945%, 5/25/2035 (a)	1,794,783	1,695,431
GMAC Mortgage Corp. Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	707,568	509,510
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 4.940%, 9/19/2035 (a)	1,101,378	1,000,198
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 5.239%, 11/19/2035 (a)	740,286	701,692
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 5.069%, 1/25/2035 (a)	557,283	545,925
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A2, 2.644%, 9/25/2035 (a)	2,579,752	1,871,776
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1, 5.159%, 11/25/2035 (a)	2,352,095	1,992,576
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.130%, 11/25/2035 (a)	795,567	781,311
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 4.968%, 1/25/2036 (a)	1,359,767	1,145,519
IMPAC CMB Trust, Series 2004-6, Class 1A3, 1.226%, 10/25/2034 (a)	2,004,087	1,472,046
IMPAC CMB Trust, Series 2004-7, Class 1A2, 1.166%, 11/25/2034 (a)	1,796,612	1,375,197
IMPAC CMB Trust, Series 2004-11, Class 2A1, 0.906%, 3/25/2035 (a)	1,071,057	861,104
IMPAC CMB Trust, Series 2005-1, Class 1A1, 0.766%, 4/25/2035 (a)	1,552,234	1,274,889
IMPAC CMB Trust, Series 2005-5, Class A4, 1.006%, 8/25/2035 (a)	3,295,713	1,767,547
INDYMAC Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 1.046%, 11/25/2034 (a)	1,623,295	1,111,254

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2012

(Unaudited)

	Principal Amount	Fair Value

Collateralized Mortgage Obligations – (continued)
INDYMAC Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.929%, 4/25/2035 (a)	$6,417,309	$5,044,386
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.810%, 9/25/2035 (a)	349,695	267,605
INDYMAC Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21, 5.217%, 12/25/2035 (a)	1,412,552	1,071,166
JP Morgan Mortgage Trust, Series 2005-A1, Class 1A1, 5.199%, 2/25/2035 (a)	1,423,047	1,428,565
JP Morgan Mortgage Trust, Series 2006-A3, Class 7A1, 2.927%, 4/25/2035 (a)	1,240,560	1,186,285
JP Morgan Mortgage Trust, Series 2005-A4, Class 2A1, 3.071%, 7/25/2035 (a)	168,079	156,851
JP Morgan Mortgage Trust, Series 2005-A7, Class 3A1, 5.235%, 10/25/2035 (a)	762,845	748,559
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 5.287%, 11/25/2035 (a)	1,866,516	1,776,998
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 5.050%, 11/25/2035 (a)	343,970	308,613
JP Morgan Mortgage Trust, Series 2006-A1, Class 3A2, 5.201%, 2/25/2036 (a)	1,556,441	1,189,967
Lehman XS Trust, Series 2005-5N, Class 3A1A, 0.546%, 11/25/2035 (a)(b)	8,985,261	6,443,232
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.904%, 12/25/2034 (a)	65,076	46,686
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 5.240%, 9/25/2035 (a)	3,089,513	2,844,480
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A5, 2.782%, 10/25/2034 (a)	586,271	399,481
MortgageIT Trust, Series 2004-1, Class A2, 1.146%, 11/25/2034 (a)	1,710,609	1,386,419
Prime Mortgage Trust, Series 2005-4, Class 2A4, 0.746%, 10/25/2035 (a)	324,912	258,136
Residential Accredit Loans, Inc., Series 2005-QS17, Class A10, 6.000%, 12/25/2035	31,265	24,302

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2012

(Unaudited)

	Principal Amount	Fair Value

Collateralized Mortgage Obligations – (continued)
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.696%, 10/25/2035 (a)	$7,080,776	$4,992,960
Residential Funding Mortgage Securities I, Inc., Series 2005-SA3, Class 3A, 3.313%, 8/25/2035 (a)	729,318	611,609
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A, 2.846%, 10/25/2034 (a)	304	261
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, 5.359%, 11/25/2034 (a)	196,365	193,726
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-19, Class 2A2, 2.482%, 1/25/2035 (a)	864,588	576,156
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1, 2.722%, 6/25/2035 (a)	2,414,229	1,900,835
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 2A1, 3.008%, 7/25/2035 (a)	1,672,245	1,318,953
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 2.758%, 9/25/2035 (a)	3,470,346	2,785,680
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 5.522%, 10/25/2035 (a)	113,258	92,731
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 6A3, 5.400%, 11/25/2035 (a)	623,000	449,596
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1, 5.360%, 11/25/2035 (a)	4,165,873	3,293,010
Structured Asset Securities Corp., Series 2003-6A, Class 2A1, 5.381%, 3/25/2033 (a)	114,528	114,434
Structured Asset Securities Corp., Series 2004-15, Class 3A8, 5.750%, 9/25/2034	781,835	755,381
Structured Asset Securities Corp., Series 2005-1, Class 7A6, 5.500%, 2/25/2035	1,419,404	1,182,660
Structured Asset Securities Corp., Series 2005-17, Class 5A1, 5.500%, 10/25/2035	6,889,521	6,099,221
UBS—Citigroup Commerical Mortgage Trust, Series 2011-C1, Class A2, 2.804%, 1/10/2045 (a)	1,000,000	1,060,744
UBS—Citigroup Commerical Mortgage Trust, Series 2011-C1, Class A3, 3.595%, 1/10/2045	1,000,000	1,073,129

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2012

(Unaudited)

	Principal Amount	Fair Value

Collateralized Mortgage Obligations – (continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1, 2.448%, 1/25/2035 (a)	$8,740	$8,687
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 1A1, 5.500%, 3/25/2035	1,102,818	1,085,661
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-11, Class A2, 5.750%, 1/25/2036	4,187,824	3,343,446
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2, 0.656%, 12/25/2045 (a)	697,502	514,015
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A4, 5.345%, 8/25/2035 (a)	390,000	388,817
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A2, 4.714%, 9/25/2035 (a)	1,337,488	1,199,005
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A1, 5.173%, 10/25/2035 (a)	631,623	620,446
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6, Class 7A1, 5.032%, 3/25/2036 (a)	140,654	140,082

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $108,205,772)		112,502,104

U.S. Government Mortgage Backed Agencies – 8.77%
Federal Home Loan Mortgage Corp. – 0.35%
Pool# Q04086, 3.500%, 10/1/2041	444,919	471,705

Federal National Mortgage Association – 8.42%
Pool# MA1027, 3.500%, 4/1/2042	988,016	1,049,574
Pool# AB5471, 3.500%, 6/1/2042	2,985,078	3,171,062
Pool# AB5472, 3.500%, 6/1/2042	4,968,591	5,278,158
Pool# AP1949, 3.000%, 8/1/2042	2,000,000	2,083,203

		11,581,997

TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (Cost $11,904,339)		12,053,702

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2012

(Unaudited)

	Principal Amount	Fair Value

U.S. Government Agency Issues – 4.27%
Federal Home Loan Mortgage Corp. – 3.68%
1.000%, 3/8/2017	$2,000,000	$2,021,544
1.000%, 6/29/2017	3,000,000	3,034,512

		5,056,056

Federal National Mortgage Association – 0.59%
1.250%, 9/28/2016	800,000	818,806

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $5,811,529)		5,874,862

Corporate Bonds – 2.41%
Financials – 2.41%
Associates Corp. NA, 6.950%, 11/1/2018	1,000,000	1,153,029
Merrill Lynch, 6.400%, 8/28/2017	1,000,000	1,130,043
Morgan Stanley, 5.450%, 1/9/2017	1,000,000	1,032,815

TOTAL CORPORATE BONDS (Cost $3,240,388)		3,315,887

	Shares
Money Market Securities – 11.78%
Federated Government Obligations Fund - Institutional Shares, 0.02% (b)(c)	16,198,699	16,198,699

TOTAL MONEY MARKET SECURITIES (Cost $16,198,699)		16,198,699

TOTAL INVESTMENTS (Cost $145,360,727) – 109.06%		$149,945,254

Liabilities in excess of other assets – (9.06)%		(12,453,953)

TOTAL NET ASSETS – 100.00%		$137,491,301

(a)	Variable rate security. Rate disclosed is as of July 31, 2012.
(b)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(c)	Rate disclosed is the seven day yield as of July 31, 2012.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2012

(Unaudited)

Reverse repurchase agreements outstanding as of July 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Credit Suisse Group AG	1.900%	6/14/2012	9/12/2012	$3,065,862	$3,051,368

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to at least 100% of the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Assets and Liabilities

July 31, 2012

(Unaudited)

Assets
Investments in securities, at fair value (cost $145,360,727)	$149,945,254
Receivable for fund shares sold	1,136,335
Receivable for investments sold	51,760
Interest receivable	455,977
Prepaid expenses	49,255

Total assets	151,638,581

Liabilities
Payable to Adviser	45,408
Payable for reverse repurchase agreements	3,051,368
Payable for fund shares redeemed	32,446
Payable for investments purchased	10,947,005
Payable to administrator, fund accountant, and transfer agent	12,636
Payable to custodian	2,473
Interest payable for reverse repurchase agreements	7,730
12b-1 fees accrued	41,461
Other accrued expenses	6,753

Total liabilities	14,147,280

Net Assets	$137,491,301

Net Assets consist of:
Paid in capital	$131,806,636
Accumulated net investment loss	(425,376)
Accumulated net realized gain from investment transactions	1,525,514
Net unrealized appreciation on investments	4,584,527

Net Assets	$137,491,301

Class A:
Net Assets	$134,940,867

Shares outstanding (unlimited number of shares authorized, no par value)	11,726,709

Net asset value (“NAV”) per share	$11.51

Offering price per share (NAV/0.9425) (a)	$12.21

Class C:
Net Assets	$2,550,434

Shares outstanding (unlimited number of shares authorized, no par value)	222,005

Net asset value (“NAV”) and offering price per share	$11.49

Minimum redemption price per share (NAV*0.99) (b)	$11.38

(a)	Class A shares impose a maximum 5.75% sales charge on purchases.
(b)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Operations

For the six months ended July 31, 2012

(Unaudited)

Investment Income
Interest income	$1,644,192

Total Investment Income	1,644,192

Expenses
Investment Adviser fee	474,346
12b-1 fees – Class A	78,307
12b-1 fees – Class C (a)	3,004
Administration expenses	27,453
Fund accounting expenses	17,098
Transfer agent expenses	26,471
Legal expenses	12,675
Registration expenses	20,988
Custodian expenses	10,237
Audit expenses	9,456
Trustee expenses	2,397
Insurance expenses	1,818
Pricing expenses	6,280
Report printing expense	13,519
Offering expense	20,101
24f-2 expense	2,371
Miscellaneous expenses	1,095
Interest on reverse repurchase agreements	116,378
Other expenses – overdraft fee	67

Total Expenses	844,061
Fees contractually waived by Adviser	(123,601)
Fees voluntarily waived by Adviser	(164,809)

Net operating expenses	555,651

Net Investment Income	1,088,541

Realized & Unrealized Gain on Investments
Net realized gain on investment transactions	1,508,373
Net change in unrealized appreciation of investments	4,307,429

Net realized and unrealized gain on investments	5,815,802

Net increase in net assets resulting from operations	$6,904,343

(a)	Class C shares commenced operations on March 14, 2012.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Cash Flows

For the six months ended July 31, 2012

(Unaudited)

Increase/(Decrease) in Cash
Cash flows from operating activities:
Net increase in net assets resulting from operations	$6,904,343
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Accretion of discount/amortization of premium, net	(163,537)
Purchase of long-term securities	(122,882,194)
Proceeds from sales of long-term securities	19,672,773
Purchases of short-term securities, net	(16,198,699)
Increase in interest receivable	(330,736)
Decrease in receivable for investments sold	413,954
Increase in prepaid expenses	(29,917)
Decrease in deferred offering expense	20,101
Increase in payable to Adviser	27,844
Increase in payable for investments purchased	10,852,253
Increase in interest payable for reverse repurchase agreements	4,623
Increase in accrued expenses and expenses payable	17,920
Net realized gain on investment securities	(1,508,373)
Net gains on paydowns of mortgage-backed securities	5,963,199
Change in unrealized appreciation on investments	(4,307,429)

Net cash used in operating activities	(101,543,875)

Cash flows from financing activities:
Decrease in payable for reverse repurchase agreements	(2,281,932)
Proceeds from shares sold	116,578,228
Amount paid for shares redeemed	(13,022,542)
Cash distributions paid	(327,946)

Net cash provided from financing activities	100,945,808

Net change in cash	$(598,067)
Cash balance beginning of period	$598,067

Cash balance end of period	$–

Non cash financing activities not included herein consist of receivable for fund shares sold of $1,136,335, payable for fund shares redeemed of $32,446, and reinvestment of distributions of $1,304,385.

Supplemental Information
Interest paid	$89,480

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statements of Changes In Net Assets

	Six months ended July 31, 2012 (Unaudited)	Period ended January 31, 2012 (a)
Increase to Net Assets due to:
Operations
Net investment income	$1,088,541	$574,901
Net realized gain on investment transactions	1,508,373	20,670
Net change in unrealized appreciation of investments	4,307,429	277,098

Net increase in net assets resulting from operations	6,904,343	872,669

Distributions
From net investment income, Class A	(1,619,344)	(481,449)
From net investment income, Class C	(12,987)	–

Total distributions	(1,632,331)	(481,449)

Capital Transactions – Class A
Proceeds from shares sold	115,212,029	36,395,572
Reinvestment of distributions	1,293,838	455,976
Amount paid for shares redeemed	(13,039,988)	(10,987,439)

Net increase in net assets resulting from capital transactions	103,465,879	25,864,109

Capital Transactions – Class C (b)
Proceeds from shares sold	2,502,534	–
Reinvestment of distributions	10,547	–
Amount paid for shares redeemed	(15,000)	–

Net increase in net assets resulting from capital transactions	2,498,081	–

Net increase in net assets resulting from capital transactions	105,963,960	25,864,109

Total Increase in Net Assets	111,235,972	26,255,329

Net Assets
Beginning of period	26,255,329	–

End of period	$137,491,301	$26,255,329

Accumulated net investment income (loss) included in net assets at end of period	$(425,376)	$118,414

Share Transactions – Class A
Shares sold	10,315,566	3,460,685
Shares issued in reinvestment of distributions	116,516	43,557
Shares redeemed	(1,165,784)	(1,043,831)

Net increase from share transactions	9,266,298	2,460,411

Share Transactions – Class C (b)
Shares sold	222,407	–
Shares issued in reinvestment of distributions	944	–
Shares redeemed	(1,346)	–

Net increase from share transactions	222,005	–

(a)	For the period June 28, 2011 (commencement of operations) to January 31, 2012.
(b)	Class C shares commenced operations on March 14, 2012.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Financial Highlights

(For a share outstanding throughout each period)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments		Total from investment operations	Distribu- tions from net investment income	Distribu- tions from net realized gain on investment transactions	Total distribu- tions	Net asset value, end of period
Class A
2012 (b)	$10.00	0.26	0.63	(c)	0.89	(0.22)	–	(0.22)	$10.67
2012 (h)	$10.67	0.27	0.92		1.19	(0.35)	–	(0.35)	$11.51
Class C
2012 (k)	$11.03	0.19	0.48		0.67	(0.21)	–	(0.21)	$11.49

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(b)	For the period June 28, 2011 (commencement of operations) to January 31, 2012.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized.
(e)	Ratio includes interest expense. Had there been no interest expense, the ratio would have been 2.25%.
(f)	Annualized.
(g)	Ratio includes interest expense. Had there been no interest expense, the ratio would have been 3.18%.
(h)	For the six months ended July 31, 2012 (Unaudited).
(i)	Ratio includes interest expense. Had there been no interest expense, the ratio would have been 1.42%.
(j)	Ratio includes interest expense. Had there been no interest expense, the ratio would have been 2.31%.
(k)	For the period March 14, 2012 (commencement of operations) to July 31, 2012 (Unaudited).
(l)	Ratio includes interest expense. Had there been no interest expense, the ratio would have been 2.07%.
(m)	Ratio includes interest expense. Had there been no interest expense, the ratio would have been 2.99%.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Financial Highlights - (continued)

(For a share outstanding throughout each period)

Total return (a)		Net assets, at end of period (000 omitted)	Ratio of expenses to average net assets		Ratio of expenses to average net assets before waiver & reimburse- ment		Ratio of net investment income to average net assets		Ratio of net investment income to average net assets before waiver & reimburse- ment		Portfolio turnover rate

8.95	% (d)	$26,255	2.45	% (e)(f)	3.38	% (f)(g)	5.29	% (f)	4.36	% (f)	17.85	% (d)
11.31	% (d)	$134,941	1.78	% (f)(i)	2.67	% (f)(j)	3.42	% (f)	2.51	% (f)	27.45	% (d)

6.16	% (d)	$2,550	2.44	% (f)(l)	3.36	% (f)(m)	2.53	% (f)	1.61	% (f)	27.45	% (d)

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements

July 31, 2012

(Unaudited)

NOTE 1. ORGANIZATION

The Angel Oak Multi-Strategy Income Fund (the “Fund”) is an open-end non-diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Angel Oak Capital Advisors, LLC (the “Adviser”). The investment objective of the Fund is current income.

The Fund currently offers three share classes, Class A, Class C and Institutional Class. Class A shares commenced operations on June 28, 2011, Class C shares commenced operations on March 14, 2012 and the Institutional Class shares have not yet commenced operations. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. Class A currently has a maximum sales charge on purchases of 5.75% as a percentage of the original purchase price. Class C does not have an initial sales charge on purchases. The dealer of record receives a payment from the Fund’s distributor of 1.00% of the amount you invest in Class C shares. If you redeem your Class C shares within one year of purchase, you will be subject to a 1.00% contingent deferred sales charge (“CDSC”), based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2012

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2012

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. There were no such material reclassifications made as of July 31, 2012.

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as pricing models and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Fixed income securities, including collateralized mortgage obligations, U.S government mortgage-backed agencies, U.S. government agency issues and corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. For collateralized mortgage obligations and mortgage-backed securities, the pricing service may also use prepayment speeds, consideration of collateral, unemployment rates, credit risk, foreclosures, and liquidations. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2012

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Observable Inputs	Level 3 - Unobservable Inputs	Total
Collateralized Mortgage Obligations	$–	$112,502,104	$–	$112,502,104
U.S. Government Mortgage- Backed Agencies	–	12,053,702	–	12,053,702
U.S. Government Agency Issues	–	5,874,862	–	5,874,862
Corporate Bonds	–	3,315,887	–	3,315,887
Money Market Securities	16,198,699	–	–	16,198,699
Total	$16,198,699	$133,746,555	$–	$149,945,254
Liabilities
Reverse Repurchase Agreement	$–	$(3,051,368)	$–	$(3,051,368)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the six months ended July 31, 2012.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2012

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund on the first $200 million in assets, 1.25% for the next $300 million in assets and 1.00% for any assets in excess of $500 million. For the six months ended July 31, 2012, the Adviser earned a fee of $474,346 from the Fund before the reimbursement described below. At July 31, 2012, the Fund owed the Adviser $45,408.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until August 31, 2013, so that Total Annual Fund Operating Expenses does not exceed 1.50%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”). For the six months ended July 31, 212, the Adviser waived fees and reimbursed expenses of $288,410 to the Fund.

The waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at July 31, 2012 are as follows:

Amount	Recoverable through January 31,
$100,940	2015
$123,601	2016

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended July 31, 2012, HASI earned fees of $27,453 for administrative services provided to the Fund. At July 31, 2012, HASI was owed $5,812 from the Fund for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares,

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2012

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended July 31, 2012, the Custodian earned fees of $10,237 for custody services provided to the Fund. At July 31, 2012, the Custodian was owed $2,473 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended July 31, 2012, HASI earned fees of $26,471 for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. At July 31, 2012, the Fund owed HASI $3,126 for transfer agent services and out-of-pocket expenses.

For the six months ended July 31, 2012, HASI earned fees of $17,098 from the Fund for fund accounting services. At July 31, 2012, HASI was owed $3,698 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% (Class A shares) and 1.00% (Class C shares) of each share classes’ respective average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Adviser earned $51,684 in excess 12b-1 fee payments during the six months ended July 31, 2012. For the six months ended July 31, 2012, Class A shares 12b-1 expense incurred by the Fund was $78,307 and Class C shares 12b-1 expense incurred $3,004. The Fund owed $39,922 for Class A shares and $1,539 for Class C shares 12b-1 fees as of July 31, 2012.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2012

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Unified Financial Securities, Inc. (“Unified”) acts as the principal distributor of the Fund’s shares. During the six months ended July 31, 2012, the Distributor received $3,751 from commissions earned on sales of Class A shares. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2012, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Purchases	Sales
U.S. Government Obligations	$–	$–
Other	122,882,194	19,672,773

At January 31, 2012, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$4,706,336
Gross Unrealized (Depreciation)	(121,809)

Net Unrealized Appreciation on Investments	$4,584,527

At July 31, 2012, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $145,360,727 for the Fund.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2012

(Unaudited)

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At July 31, 2012, UBS Financial Services owned, as record shareholder, 71.94% of the outstanding shares of Class C. At July 31, 2012, Charles Schwab & Co., owned, as record shareholder, 56.46%, respectively, of the outstanding shares of Class A. The Trust does not know whether UBS Financial Services or Charles Schwab & Co., or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid the following income distributions to shareholders for the period ended July 31, 2012:

	Record Date	Ex-Dividend Date	Per Share Amount
Class A	January 31, 2012	February 1, 2012	$0.0552
	February 29, 2012	March 1, 2012	$0.0640
	March 30, 2012	April 2, 2012	$0.0674
	April 30, 2012	May 1, 2012	$0.0467
	June 4, 2012	June 5, 2012	$0.0550
	July 3, 2012	July 5, 2012	$0.0589

Class C	March 30, 2012	April 2, 2012	$0.0657
	April 30, 2012	May 1, 2012	$0.0402
	June 4, 2012	June 5, 2012	$0.0500
	July 3, 2012	July 5, 2012	$0.0558

The tax character of distributions paid for the fiscal period ended January 31, 2012 is as follows:

2012
Distributions paid from:
Ordinary Income	$481,449

$481,449

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2012

(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - continued

At January 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$139,210
Other accumulated differences	(3,655)
Unrealized appreciation	277,098

$412,653

At January 31, 2012, other accumulated differences related to the difference in the treatment of organizational costs incurred by the Fund.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Institutional Class shares commenced operations on August 16, 2012.

Effective September 26, 2012, the Fund agreed to participate in a short-term credit agreement with Huntington National Bank. Under the terms of the agreement, the Fund may borrow up to $10 million.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (877) 625-3042 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Dr. Merwyn R. Vanderlind

Ira Cohen

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President

Matthew J. Miller, Vice President

William J. Murphy, Principal Financial Officer and Treasurer

Heather Bonds, Secretary

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 1080

Atlanta, GA 30305

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a)        Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(3)	Not Applicable –

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Valued Advisers Trust

By
*	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date   9/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date   9/27/2012

By
*	/s/ William J. Murphy
William J. Murphy, Treasurer and Principal Financial Officer

Date   9/27/2012